Business segment information (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Scales & Others
Net sales	$ 25,911,000	$ 29,837,000	$ 27,998,000
Operating (loss) / income	44,000	43,000	(663,000)
Identifiable assets as of March 31	16,172,000	23,279,000	18,518,000
Depreciation and amortization	968,000	1,035,000	111,000
Capital expenditure	1,472,000	2,762,000	1,301,000
Pet Electronic Products
Net sales			2,388,000
Operating (loss) / income			260,000
Identifiable assets as of March 31			1,579,000
Depreciation and amortization			9,000
Capital expenditure			111,000
Total Operating Segments
Net sales	28,944,000	31,305,000	39,386,000
Operating (loss) / income	462,000	295,000	(403,000)
Identifiable assets as of March 31	18,065,000	24,424,000	20,097,000
Depreciation and amortization	1,082,000	1,086,000	120,000
Capital expenditure	$ 1,645,000	$ 2,898,000	$ 1,412,000
Corporate
Net sales
Operating (loss) / income
Identifiable assets as of March 31	$ 7,712,000	$ 7,716,000	$ 7,026,000
Depreciation and amortization	$ 294,000	$ 289,000	$ 226,000
Capital expenditure
Group
Net sales	$ 28,944,000	$ 31,305,000	$ 30,386,000
Operating (loss) / income	462,000	295,000	(403,000)
Identifiable assets as of March 31	25,777,000	32,140,000	27,123,000
Depreciation and amortization	1,376,000	1,375,000	346,000
Capital expenditure	1,645,000	2,898,000	$ 1,412,000
Pet Electronic Products
Net sales		1,468,000
Operating (loss) / income		252,000
Identifiable assets as of March 31		1,145,000
Depreciation and amortization		51,000
Capital expenditure		$ 136,000
Pet Electronics Products
Net sales	3,033,000
Operating (loss) / income	418,000
Identifiable assets as of March 31	1,893,000
Depreciation and amortization	114,000
Capital expenditure	$ 173,000